Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Loss Contingencies [Line Items]
Rental expense	$ 84,600,000	$ 89,900,000	$ 69,900,000
Restructuring	67,401,000	98,661,000	14,092,000
Sublease income	200,000	200,000	$ 0
Liability for loss on lease obligation	37,600,000
Purchase obligations anticipated for 2015	18,300,000
Contingent obligations to purchase inventory	24,500,000
Santa Clara Office [Member]
Loss Contingencies [Line Items]
Liability for loss on lease obligation	33,200,000
Impact on liabilities for loss on lease obligation if price per square foot assumption changed by $0.50	8,600,000
Facility Closing [Member] | 2015 Restructuring Program [Member]
Loss Contingencies [Line Items]
Restructuring	28,900,000	$ 22,100,000
GoTo Business Division [Member]
Loss Contingencies [Line Items]
Future operating lease obligation excluded due to spin-off	$ 16,600,000
Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Purchase obligations beyond December 31, 2017				$ 0